CAPITAL MANAGEMENT (Narrative) (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Capital Management [Abstract]
Share capital, reserve for options and warrants, long-term debt, unsecured convertible debentures, accumulated other comprehensive income, and retained earnings	$ 376,582	$ 283,758